Capital Stock - Additional Information (Details)	Dec. 06, 2024 USD ($)
Capital Stock [Line Items]
Amount of returned check and stop payment fee	$ 25
Percentage of minimum amount of outstanding share	5.00%
Amount of maintain a minimum account balance	$ 1,000,000
Fund Share [Member]
Capital Stock [Line Items]
Percentage of repurchase for fund share outstanding	5.00%
Maximum [Member]
Capital Stock [Line Items]
Percentage of outstanding share at net assets value	25.00%
Minimum [Member]
Capital Stock [Line Items]
Percentage of outstanding share at net assets value	5.00%